Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)			12 Months Ended
	Oct. 16, 2024	Oct. 05, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Jun. 02, 2025	Oct. 15, 2024	Mar. 28, 2024
Accumulated depreciation			$ 2,256	$ 28,752	$ 3,013
Preferred stock, par value			$ 0.0001		$ 0.0001
Preferred stock, shares authorized			10,000,000		10,000,000
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized			200,000,000	200,000,000	200,000,000
Common stock, shares issued	2,134,625		3,245,641	1,427,967	13,883,103		32,019,354
Common stock, shares outstanding	2,134,625		3,245,641	1,427,967	13,883,103	93,731	32,019,354
Reverse stock split	1-for-15 reverse stock split	the Company announced that the Board of Directors approved a reverse stock split of its common stock at a ratio of 1-to-15. The Reverse Stock Split was completed on October 16, 2024 and resulted in 32,019,354 issued and outstanding shares of common stock being reduced to 2,134,625 shares of common stock.	1 for 15 reverse stock split	1 for 15 reverse stock split
Series B Convertible Preferred Stock [Member]
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized			6,000	6,000	6,000			6,000
Preferred stock, shares issued			2,770	0	82
Preferred stock, shares outstanding			2,770	0	82
Series C Convertible Preferred Stock [Member]
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized			6,250,000	6,250,000	6,250,000
Preferred stock, shares issued			980,000	0	980,000
Preferred stock, shares outstanding			980,000	0	980,000